UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ]:  Amendment Number:  ___
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invesco Private Capital, Inc.
Address:               1555 Peachtree Street, N.E.
                       Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Trapani
Title:  Chief Compliance Officer
Phone:  404-881-3435

Signature, Place, and Date of Signing:

   /s/ Scott A. Trapani        Atlanta, GA          11/13/2009
        [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name
         028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:      $604,839
                                             (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number   Name
  A      028-12271              Invesco Private Capital, Inc.
  1      028-13083              WL Ross & Co. LLC

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
SECURITY                                 TITLE OF               MARKET  Par     SH/ Put/ INVESTMENT OTHER    VOTING   VOTING  VOTING
DESCRIPTION                              CLASS      CUSIP       VALUE   Value   PRN Call DISCRETION MANAGERS SOLE    SHARED    NONE
                                                 (in thousands)

Callidus Software, Inc.                   COMMON      13123E500     5121   1701406 SH        DEFINED        1701406       0   0
Carter's Inc.                             COMMON      146229109      406     15219 SH        DEFINED          15219       0   0
Cyclacel Pharmaceuticals                  COMMON      23254L108      774    890213 SH        DEFINED         890213       0   0
H&E Equipment Services                    COMMON      404030108       16      1445 SH        DEFINED           1445       0   0
Infinera, Inc.                            COMMON      45667G103      494     62150 SH        DEFINED          62150       0   0
Infinity Pharmaceuticals                  COMMON      45665G303      177     28437 SH        DEFINED          28437       0   0
JDS UniPhase Corp Com                     COMMON      46612J507       24      3392 SH        DEFINED           3392       0   0
MetroPCS                                  COMMON      591708102    31094   3322020 SH        DEFINED        3322020       0   0
Oplink Communications                     COMMON      68375Q403      396     27277 SH        DEFINED          27277       0   0
Assured Guaranty Ltd.                     COMMON      G0585R106   311038  16016396 SH        DEFINED    1   16016396      0   0
International Coal Group                  COMMON      45928H106    98886  24537423 SH        DEFINED    1   24537423      0   0
Montpelier RE Holding                     COMMON      G62185106   112552   6896552 SH        DEFINED    1   6896552       0   0
Satyam Company Service LTD ADR            COMMON      804098101    12140   1844927 SH        DEFINED    1   1844927       0   0
Ishares Tr Index DJ US Real Est           COMMON      464287739     7681    180000 SH        DEFINED    1    180000       0   0
Ishares Tr S&P GTFIDX ETF                 COMMON      464288174     3073     85000 SH        DEFINED    1     85000       0   0
Retail holdrs Tr Dep rcpt                 COMMON      76127U101     3947     45000 SH        DEFINED    1     45000       0   0
Select Sector SPDR TR SBI Int-Finl        COMMON      81369Y605     2689    180000 SH        DEFINED    1    180000       0   0
Select Sector SPDR TR SBI Int-INDS        COMMON      81369Y704     1844     70000 SH        DEFINED    1     70000       0   0
SPDR Series Trust  S&P Retail ETF         COMMON      78464A714     4266    125000 SH        DEFINED    1    125000       0   0
Vanguard Intl Equity Index Allwrld Ex US  COMMON      922042775     8221    190300 SH        DEFINED    1    190300       0   0

GRAND TOTAL ( in thousands)                                      604,839
TOTAL COUNT                                                           20





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